Financial Assets and Financial Liabilities (Details) - Schedule of Trade and Other Payables - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Current
Trade payables	$ 790,919	$ 720,867
Accrued expenses	394,026	411,913
Other payables	7,824	28,113
Total	$ 1,192,769	$ 1,160,893